Other Financial Assets - Summary of Fair Values at Date of Derecognition and Cumulative Net Gains or Losses Recognized in Other Comprehensive Income in Equity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial assets [abstract]
Fair value	¥ 61,038	¥ 431	¥ 2
Cumulative net gain or loss	¥ 39,382	¥ 302	¥ (1)